Cover	May 12, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2023
Entity Registrant Name	T Series Middle Market Loan Fund LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01453
Entity Tax Identification Number	27-0279273
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001885968
Amendment Flag	false
No Trading Symbol Flag	true
Current Fiscal Year End Date	--12-31